Income Taxes - Schedule of Income Tax Expenses Results of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses Results of Operations [Abstract]
Net loss per book	$ (1,389,990)	$ (777,694)
Federal statutory income tax rate (21%)	(291,899)	(163,315)
State income tax, net of federal benefit	(62,455)	(32,268)
State rate change		34,245
Permanent item	16,888	1,083
Prior period adjustment	(3,228)	3,549
Change in valuation allowance	340,694	156,706
Income tax